Equity Incentive Plan (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	3,970,580
Share-based Compensation | $	$ 18,609	$ 24,599	$ 23,869
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value | $	$ 619
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	2,582,000	804,035	179,014
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | $	$ 19,956
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0	0	0
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0	0	0
Additional Paid-in Capital
Share-based Compensation | $	$ 18,609	$ 24,599	$ 23,869
After tenth anniversary of plan [Member] | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0
Minimum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Period over which share-based compensation is recognized	3 years
Maximum | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Period over which share-based compensation is recognized	4 years